Schedule of Compensation Options (Details) - $ / shares			6 Months Ended		12 Months Ended
		Aug. 01, 2024	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, beginning			6,445,152		8,970,636		9,320,636
Weighted average exercise price beginning balance			$ 0.52		$ 0.52		$ 0.51
Issued - Compensation Options		87,493			87,493	[1]
Weighted Average exercise price, Compensation Options Issued	[1]				$ 0.16
Expired - Compensation Options			(5,957,659)		(1,575,000)		(200,000)
Weighted Average exercise price, Compensation Options Expired			$ 0.55		$ 0.60		$ 0.60
Number of stock options, ending			487,493		6,445,152		8,970,636
Weighted average exercise price ending balance			$ 0.15		$ 0.52		$ 0.52
Expired - Compensation Options					1,037,977		150,000
Number of stock options, ending			487,493		6,445,152		8,970,636		6,445,152
Weighted average exercise price ending balance			$ 0.15		$ 0.52		$ 0.52		$ 0.52
Compensation Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, beginning			2,070,258	[2],[3]	4,301,150		5,470,799
Weighted average exercise price beginning balance			$ 0.15	[2],[3]	$ 0.24		$ 0.34
Issued - Compensation Options	[4]						2,070,258
Weighted Average exercise price, Compensation Options Issued					$ 0.50		$ 0.15	[4]
Expired - Compensation Options					(351,000)		(3,239,907)	[4]
Weighted Average exercise price, Compensation Options Expired	[4]						$ 0.35
Number of stock options, ending			2,070,258	[3]	2,070,258	[2],[3]	4,301,150
Weighted average exercise price ending balance			$ 0.15	[3]	$ 0.15	[2],[3]	$ 0.24
Expired - Compensation Options					(1,879,892)
Weighted Average exercise price, Compensation Options Issued					$ 0.30
Number of stock options, ending			2,070,258	[3]	2,070,258	[2],[3]	4,301,150		2,070,258	[2]
Weighted average exercise price ending balance			$ 0.15	[3]	$ 0.15	[2],[3]	$ 0.24		$ 0.15	[2]
Compensation Options [Member] | Expired in February 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expired - Compensation Options					(351,000)
Weighted Average exercise price, Compensation Options Expired					$ 0.50
Compensation Options [Member] | Expired in April 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expired - Compensation Options					(1,879,892)
Weighted Average exercise price, Compensation Options Expired					$ 0.30

[1]	On August 1, 2024, 87,493 stock options were issued to an employee of the Company, which vest on August 1, 2025. These options have a 5-year life and are exercisable at C$0.16 per share of common stock. The grant fair value of the options was estimated at $7,242. The vesting of these options resulted in stock-based compensation of $3,016 for the year ended December 31, 2024, which is included in the operation and administration expense of the consolidated statements of loss and comprehensive loss.
[2]	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:
[3]	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions:
[4]	The grant date fair value of the March 2023 Compensation Options was estimated at $111,971 using the Black-Scholes valuation model with the following underlying assumptions: